(American Beacon Money Market Select Fund℠)
Investment Objective
The Fund's investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Beacon Money Market Select Fund℠)	Select
Management Fees	0.09%
Distribution (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon Money Market Select Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
Select	13	42	73	166

Principal Investment Strategies

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), which regulates money market mutual funds.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments that are deemed by the Manager to present minimal credit risk pursuant to guidelines approved by the Fund's Board of Trustees. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); repurchase agreements (some of which are collateralized by non-government securities); Yankee certificates of deposit; and corporate debt securities, such as commercial paper. The Fund may purchase U.S. dollar denominated securities issued or supported by foreign entities including foreign banks and corporations.

In buying and selling securities, the Manager considers its own credit analysis as well as ratings assigned by rating services.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. Financial services companies include banks, credit card companies, insurance companies, consumer finance companies, brokerage firms, investment advisers and certain government sponsored enterprises. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average portfolio maturity ("WAM") and the dollar-weighted average life maturity ("WAL") of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. The Fund is not designed for investors seeking capital appreciation. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk
The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund's NAV to decline below $1.00 per share.

Financial Services Companies Risk
Because the Fund concentrates its assets in financial services companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Investing Risk
Investing in securities issued or supported by foreign entities carries potential foreign exposure considerations, including but not limited to the risk of: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlements in some foreign markets.

Government Securities Risk
U.S. Government securities and securities of government sponsored enterprises are subject to credit risk, interest rate risk and market risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest and principal. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations.

Interest Rate Risk
There is a risk that a decline in short-term interest rates would lower the Fund's yield and the return on your investment, which may have an adverse effect on the Fund's ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund's portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund's ability to maintain a stable $1.00 share price. As of the date of this Prospectus, interest rates are at or near historic lows,but may rise significantly or rapidly in the future potentially resulting in significant losses to the Fund. When interest rates decline, the Fund's new investments are likely to be in money market instruments paying lower rates than the rest of the Fund's portfolio. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Liquidity Risk
From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the "Redemption Policies" section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. Turbulence in the financial markets and reduced liquidity in credit and fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Money Market Fund Regulatory Risk
The Securities and Exchange Commission recently adopted amendments to the rules that govern money market funds. These amendments may require changes to the Fund's investment strategies and operations and may negatively affect the Fund's expenses, liquidity, yield and return potential. As of the date of this Prospectus, the Manager is evaluating the potential impact of these changes which have a phase in compliance period ranging from July, 2015 through October, 2016.

Mortgage Related Securities Risk
Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Net Asset Value Risk
There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share.

Redemption Risk
The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk
The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund's right to control the collateral. Repurchase agreements are subject to credit risk.

Yield and Securities Selection Risk
The yield paid by the Fund will vary and may be affected by the Manager's decisions regarding the Fund's WAM and WAL. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund's yield. Income from the Fund may be at rates less than inflation.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table below shows the Fund's average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund's website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.

Calendar year total returns for Money Market Select Fund Shares. Year Ended 12/31 of each Year

Highest Quarterly Return: 1.34% 3rd Quarter 2007 1/1/2005 through 12/31/2014 Lowest Quarterly Return: 0.02% 3rd Quarter 2014 1/1/2005 through 12/31/2014
Average Annual Total Returns (American Beacon Money Market Select Fund℠)	Inception Date of Class	1 Year	5 Years	10 Years
Select	Dec. 31, 1999	0.08%	0.15%	1.73%

(American Beacon U.S. Government Money Market Select Fund℠)
Investment Objective
The Fund's investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Beacon U.S. Government Money Market Select Fund℠)	Select
Management Fees	0.09%
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon U.S. Government Money Market Select Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
Select	14	45	79	179

Principal Investment Strategies

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which regulates money market mutual funds. Under normal market conditions, the Fund invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, such as Fannie Mae, Freddie Mac, Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations guaranteed by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may invest up to 20% of its assets in non-U.S. Government securities eligible for money market funds. The Manager will determine that these investments, such as non-government repurchase agreements, repurchase agreements collateralized by non-government securities or commercial paper, present minimal credit risk pursuant to guidelines approved by the Fund's Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average maturity ("WAM") and dollar-weighted average life maturity ("WAL") of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. The Fund is not designed for investors seeking capital appreciation. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk
The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund's NAV to decline below $1.00 per share.

Government Securities Risk
U.S. Government securities and securities of government sponsored enterprises are subject to credit risk, interest rate risk and market risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest and principal. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations.

Interest Rate Risk
There is a risk that a decline in short-term interest rates would lower the Fund's yield and the return on your investment, which may have an adverse effect on the Fund's ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund's portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund's ability to maintain a stable $1.00 share price. As of the date of this Prospectus, interest rates are at or near historic lows,but may rise significantly or rapidly in the future potentially resulting in significant losses to the Fund. When interest rates decline, the Fund's new investments are likely to be in money market instruments paying lower rates than the rest of the Fund's portfolio. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Liquidity Risk
From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the "Redemption Policies" section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. Turbulence in the financial markets and reduced liquidity in credit and fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Money Market Fund Regulatory Risk
The Securities and Exchange Commission recently adopted amendments to the rules that govern money market funds. These amendments may require changes to the Fund's investment strategies and operations and may negatively affect the Fund's expenses, liquidity, yield and return potential. As of the date of this Prospectus, the Manager is evaluating the potential impact of these changes which have a phase in compliance period ranging from July, 2015 through October, 2016.

Mortgage Related Securities Risk
Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Net Asset Value Risk
There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Redemption Risk
The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk
The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund's right to control the collateral. Repurchase agreements are subject to credit risk.

Yield and Securities Selection Risk
The yield paid by the Fund will vary and may be affected by the Manager's decisions regarding the Fund's WAM and WAL. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund's yield. Income from the Fund may be at rates less than inflation.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows the Fund's average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund's website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.

Calendar year total returns for U.S. Government Money Market Select Shares. Year Ended 12/31 of each Year

Highest Quarterly Return: 1.32% 4th Quarter 2006 1/1/2005 through 12/31/2014 Lowest Quarterly Return: 0.00% 3rd Quarter 2013 1/1/2005 through 12/31/2014
Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns (American Beacon U.S. Government Money Market Select Fund℠)	Inception Date of Class	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund		0.02%	0.11%	1.74%
Select	Dec. 01, 2001	0.01%	0.06%	1.61%